Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 0	$ 0
Cash	359,067	1,123,407
Prepaid expenses	241,813	220,867
Total Current Assets	600,880	1,344,274
Marketable securities held in Trust Account	724,779,404	724,716,476
TOTAL ASSETS	725,380,284	726,060,750
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued expenses	168,614	220
Total Current Liabilities	168,614	220
Warrant liability	61,019,868	78,048,668
Deferred underwriting fee payable	25,357,500	25,357,500
Total Liabilities	86,545,982	103,406,388
Commitments
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-incapital	14,689,698	30,869,475
Accumulated deficit	(9,692,410)	(25,872,350)
Total Shareholders' Equity	5,000,008	5,000,006
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	725,380,284	726,060,750
Micromidas, Inc.
Current assets
Cash and cash equivalents	8,872,007	1,309,183	$ 3,047,208
Restricted cash	564,520	564,520	564,520
Other receivables	27,349	47,804	1,055,036
Grants receivable			86,908
Prepaid expenses and other current assets	146,601	144,699	197,458
Total Current Assets	9,610,477	2,066,206	4,951,130
Property, plant, and equipment, net	46,356,326	45,103,857	42,551,530
Intangible assets, net	249,659	257,672	295,105
TOTAL ASSETS	56,216,462	47,427,735	47,797,765
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	2,731,027	2,700,463	1,497,950
Accrued expenses	1,442,839	593,246	149,821
Derivative liability	3,826,231	1,238,511	150,375
Stockholder convertible notes payable	12,741,507	3,232,033	780,858
Total Current Liabilities	20,741,604	7,764,253	2,579,004
PPP Loan	905,838	905,838
Canadian Government Research and Development Program Liability	6,270,836	6,197,053	3,534,814
Redeemable convertible preferred stock warrants liability	67,341,899	19,232,628	734,830
Stockholder note	5,189,169	5,189,169	5,189,169
Related party other liabilities, long-term	5,568,192	5,516,978	5,260,526
Other liabilities, long-term	2,500,000	2,500,000	2,500,000
Total Liabilities	108,517,538	47,305,919	19,798,343
Commitments
Total redeemable convertible preferred stock	95,982,863	95,982,863	95,982,863
Shareholders' Equity
Common stock	134	128	128
Additional paid-incapital	3,324,197	2,642,600	1,011,278
Accumulated deficit	(152,458,837)	(98,888,188)	(68,585,340)
Accumulated other comprehensive income	850,567	384,413	(409,507)
Total Shareholders' Equity	(148,283,939)	(95,861,047)	(67,983,441)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	56,216,462	47,427,735	47,797,765
Class A ordinary shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Ordinary shares subject to possible redemption	633,834,294	617,654,356
Shareholders' Equity
Common stock	909	1,070
Class B ordinary shares
Shareholders' Equity
Common stock	1,811	1,811
Redeemable Convertible Preferred Stock Series A | Micromidas, Inc.
LIABILITIES AND SHAREHOLDERS' EQUITY
Ordinary shares subject to possible redemption	31,477,562	31,477,562	31,477,562
Redeemable Convertible Preferred Stock Series B | Micromidas, Inc.
LIABILITIES AND SHAREHOLDERS' EQUITY
Ordinary shares subject to possible redemption	41,125,321	41,125,321	41,125,321
Redeemable Convertible Preferred Stock Series C | Micromidas, Inc.
LIABILITIES AND SHAREHOLDERS' EQUITY
Ordinary shares subject to possible redemption	$ 23,379,980	$ 23,379,980	$ 23,379,980